Stockholders' Equity	12 Months Ended
Dec. 31, 2017
Just Right Products, Inc. [Member]
Stockholders' Equity

NOTE 5 – STOCKHOLDER’S EQUITY

Common Stock

The Company was authorized to issue up to 1,000,000 shares of common stock, par value $0.01 per share. Each outstanding share of common stock entitles the holder to one vote per share on all matters submitted to a stockholder vote. All shares of common stock are non-assessable and non-cumulative, with no pre-emptive rights.

On January 17, 2010, the Company issued 510,000 shares of common stock to our sole shareholder.